Grupo Santander	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about business combination [abstract]
Grupo Santander	Grupo Santander
Appendices I, II and III to the consolidated annual accounts for the year ended 31 December 2020 provide relevant information on Grupo Santander companies at that date and on the companies accounted for under the equity method.
Also, Note 3 to the aforementioned consolidated annual accounts includes a description of the most significant acquisitions and disposals of companies performed by Grupo Santander in 2020, 2019 and 2018.
The most significant transactions carried out during the first six months of 2021 or pending execution at 30 June 2021 are described below:
Tender offer for shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander Mexico
On 26 March, Banco Santander, S.A. announced its intention to make a tender offer for all shares of Banco Santander Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México ('Santander México') that are not owned by Grupo Santander, representing approximately 8.3% of the share capital of Santander México. On 8 June, Banco Santander, S.A. announced that, in order to provide a liquidity window for those investors who would like to exit their positions in the short term at the offered price, it intends to launch the Tender Offer as a voluntary tender offer pursuant to article 97 of the Mexican Securities Market Law, instead of a delisting tender offer, as previously announced. As a result, the Tender Offer will cease to be a delisting tender offer and, therefore, will no longer be subject to the approval of at least 95% of the existing capital of Santander México.

The expected consideration for shareholders accepting the offer will be MXN 24 (approximately EUR 1) for each Santander Mexico share (and its equivalent for each American Depositary Share, securities listed on the New York Stock Exchange). If all the shares held by minority shareholders accept the offer, considering the currently envisaged, the acquisition of 8.3% would imply an investment by Banco Santander, S.A. of approximately MXN 13.19 billion (approximately EUR 550 million).
The transaction is expected to close in the second semester of 2021. The commencement of the offer and the offer itself will be subject to customary regulatory conditions and approvals.